Revenue - Disaggregation of revenue from contracts with customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Total revenue	€ 248,738	€ 108,622	€ 106,424
Time charter services and transportation and installation services
Revenue
Total revenue	226,545	99,841	104,578
Other revenue, including fees earned for early termination of contracts by customers
Revenue
Total revenue	€ 22,193	€ 8,781	€ 1,846